Company level financial information - Condensed statements of profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Condensed statements of profit or loss
Other income	¥ 18,993	¥ 19,377	¥ 21,595	¥ 17,935
General and administrative expenses	(357,689)	(1,225,373)	(931,651)	(633,613)
Other net (loss)/income	21,105	195,610	114,696	114,106
Operating profit/(loss)	1,553,707	3,303,123	3,315,789	2,223,011
Finance income/(costs)	123,969	104,421	118,672	145,225
Finance costs	25,202	430,930	92,915	34,622
Other expenses		(70,332)
Profit before taxation	1,652,742	1,913,338	3,347,532	2,333,614
Income tax expense	396,665	703,524	712,104	551,785
Profit for the year/period	1,256,077	1,209,814	2,635,428	1,781,829
Parent company
Condensed statements of profit or loss
Other income	10,433	5,539	12,719	6,468
General and administrative expenses	(20,345)	(14,582)	(20,138)	(37,854)
Other net (loss)/income	5,558	63,113	(554)	(11,418)
Operating profit/(loss)	(4,354)	54,070	(7,973)	(42,804)
Finance income/(costs)	44,400		8,750	25,608
Finance costs		160,205
Other expenses		(70,332)
Profit before taxation	40,046	(176,467)	777	(17,196)
Income tax expense	(3,137)	(1,543)
Profit for the year/period	¥ 36,909	¥ (178,010)	¥ 777	¥ (17,196)